Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The following is a schedule by years of future minimum rental payments, excluding inflationary adjustments, required as of December 31, 2012 under the land leases and tug boat lease described below (in thousands):

Year ending December 31,	Lease Payments (2) (3)
2013	$9,229
2014	9,229
2015	9,208
2016	9,204
2017	9,204
Later years (1)	209,562
Total minimum payments required	$255,636